Average Annual Total Returns - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Growth	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class A MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class A Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class A Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class A Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class C MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class C Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class C Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class C Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class S MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class S Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class S Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class S Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class I MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class I Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class I Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class I Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 10 Years	Class T MSCI All Country World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class T Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class T Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class T Global Growth Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception
Total	7.72%	[1]	7.86%	[1]	6.52%	[1]	6.48%	[1]	Dec. 30, 2005	[1]	16.25%	12.26%	9.13%	7.20%	15.26%	10.91%	7.99%	6.77%	12.47%	[2]	8.41%	[2]	6.40%	[2]	6.14%	[2]	Dec. 30, 2005	[2]	16.25%	12.26%	9.13%	7.20%	15.26%	10.91%	7.99%	6.77%	14.05%	8.96%	6.96%	6.69%	Dec. 30, 2005	16.25%	12.26%	9.13%	7.20%	15.26%	10.91%	7.99%	6.77%	14.57%	9.41%	7.40%	7.14%	Dec. 30, 2005	16.25%	12.26%	9.13%	7.20%	15.26%	10.91%	7.99%	6.77%	14.44%	9.26%	7.26%	7.03%	Dec. 30, 2005	13.17%	7.94%	6.03%	5.99%	Dec. 30, 2005	9.37%	7.11%	5.59%	5.53%	Dec. 30, 2005	16.25%	12.26%	9.13%	7.20%	15.26%	10.91%	7.99%	6.77%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.